Federated Hermes Emerging Markets Equity Fund
Portfolio of Investments
August 31, 2022 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—89.1%
		Argentina—1.3%
2,462	[1]	Globant SA	$518,916
339	[1]	Mercadolibre, Inc.	289,967
		TOTAL	808,883
		Brazil—3.7%
154,630	[1]	3R Petroleum Oleo e Gas SA	1,111,336
138,083		Banco Bradesco SA, ADR	501,241
69,625		Petroleo Brasileiro SA	497,455
28,432		Sao Martinho SA	174,121
		TOTAL	2,284,153
		Chile—1.8%
11,333		Sociedad Quimica Y Minera de Chile, ADR	1,129,673
		China—33.6%
90,821		Aier Eye Hospital Group Co. Ltd.	386,725
178,919	[1]	Alibaba Group Holding Ltd.	2,130,383
34,960	[1]	Bilibili, Inc.	862,702
20,064		Bloomage Biotechnology Corp. Ltd.	414,352
156,456		China Merchants Bank Co. Ltd.	799,342
555,000		CMOC Group Ltd.	247,968
9,400	[1]	Contemporary Amperex Technology Co. Ltd.	653,990
136,160		Ganfeng Lithium Co. Ltd.	1,194,967
116,800		GoerTek, Inc.	548,754
64,700		Hangzhou Tigermed Consulting Co. Ltd.	640,817
18,117		JD.com, Inc.	573,363
94,800	[1]	Kuaishou Technology	823,804
2,190		Kweichow Moutai Co. Ltd.	609,040
311,500		Medlive Technology Co. Ltd.	495,255
81,700	[1]	Meituan	1,957,794
134,320		Nari Technology Development Co. Ltd.	533,233
74,050		Shenzhen Inovance Technology Co. Ltd.	643,127
73,464		Tencent Holdings Ltd.	3,042,726
112,059	[1]	Wuxi Biologics (Cayman), Inc.	987,580
86,900		Wuxi Lead Intelligent Equipment Co. Ltd.	692,193
260,101		Xinyi Solar Holdings Ltd.	357,309
35,300		Yunnan Energy New Material Co. Ltd.	986,201
960,022		Zijin Mining Group Co. Ltd.	1,085,170
		TOTAL	20,666,795
		Hong Kong—0.9%
58,194		AIA Group Ltd.	561,206
		India—6.6%
9,467		HDFC Bank Ltd., ADR	577,960
11,523		Infosys Ltd.	212,791
20,516		Relaxo Footwears Ltd.	255,054
52,681		Reliance Industries Ltd.	1,723,396
100,185		Varun Beverages Ltd.	1,289,271
		TOTAL	4,058,472

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Indonesia—2.9%
2,353,170		PT Bank Central Asia	$1,295,527
1,156,000	[1]	PT Vale Indonesia Tbk	472,558
		TOTAL	1,768,085
		Kazakhstan—0.5%
5,654	[2]	Kaspi.Kz JSC, GDR	340,057
		Malaysia—2.8%
1,281,800		CTOS Digital Bhd	409,038
848,800		Frontken Corp. Bhd	516,551
201,600		IHH Heathcare Bhd	278,696
466,700		Press Metal Aluminium Holdings Bhd	493,731
		TOTAL	1,698,016
		Mexico—1.0%
191,990		Wal-Mart de Mexico SAB de C.V.	629,150
		Nigeria—0.8%
313,475		Airtel Africa PLC	481,466
		Peru—0.8%
11,093		Southern Copper Corp.	522,148
		Poland—1.4%
11,504	[1]	Dino Polska SA	839,230
		Saudi Arabia—2.2%
63,961		Saudi Arabian Oil Co. (Aramco)	637,533
37,685		Saudi National Bank	698,983
		TOTAL	1,336,516
		Singapore—0.4%
3,947	[1]	Sea Ltd., ADR	244,714
		South Africa—1.7%
7,862		Capitec Bank Holdings Ltd.	932,120
18,040		Gold Fields Ltd., ADR	145,944
		TOTAL	1,078,064
		South Korea—11.4%
12,997		Ecopro BM Co. Ltd.	1,077,945
14,959		Kakao Corp.	812,571
19,740		Korea Aerospace Industry	896,286
6,429		Samsung Electro-Mechanics Co.	666,180
40,104		Samsung Electronics Co. Ltd.	1,776,553
2,456		Samsung SDI Co. Ltd.	1,087,754
9,555		SK Hynix, Inc.	673,122
		TOTAL	6,990,411
		Taiwan—11.4%
31,063	[1]	AirTac International Group	836,203
8,274		ASPEED Technology, Inc.	544,841
40,525		Hiwin Technologies Corp.	274,364
37,704		MediaTek, Inc.	820,088
20,029		Momo.com, Inc.	477,371
21,840		Silergy Corp.	376,943
225,385		Taiwan Semiconductor Manufacturing Co. Ltd.	3,686,231
		TOTAL	7,016,041
		Thailand—1.4%
447,800	[1]	Airports of Thailand Public Co. Ltd.	892,751

Shares		Value in U.S. Dollars
	COMMON STOCKS—continued
	Vietnam—2.5%
254,956	JSC Bank of Foreign Trade of Vietnam	$911,996
231,390	Vinhomes Joint Stock Company	600,141
	TOTAL	1,512,137
	TOTAL COMMON STOCKS (IDENTIFIED COST $57,082,485)	54,857,968
	INVESTMENT COMPANY—11.1%
6,820,192	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 2.25%[3] (IDENTIFIED COST $6,816,766)	6,818,146
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $63,899,251)	61,676,114
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(134,678)
	TOTAL NET ASSETS—100%	$61,541,436
Affiliated fund holdings are investment companies which are managed by the Adviser, or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 5/31/2022	$4,734,820
Purchases at Cost	$10,435,334
Proceeds from Sales	$(8,352,657)
Change in Unrealized Appreciation/Depreciation	$598
Net Realized Gain/(Loss)	$51
Value as of 8/31/2022	$6,818,146
Shares Held as of 8/31/2022	6,820,192
Dividend Income	$20,062
1
Non-income-producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2022, these restricted securities amounted to $340,057, which represented 0.6% of total net assets.
Additional information on restricted securities held at August 31, 2022, is as follows:
Security	Acquisition Date	Acquisition Cost	Market Value
Kaspi.Kz JSC, GDR	2/17/2022	$425,090	$340,057
3
7-day net yield.
4
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
◾ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
◾ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
◾ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$6,342,625	$48,515,343	$—	$54,857,968
Investment Company	6,818,146	—	—	6,818,146
TOTAL SECURITIES	$13,160,771	$48,515,343	$—	$61,676,114
The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt
JSC	—Joint Stock Company